Cover	Jun. 23, 2022
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Carnival Corporation
Amendment Flag	false
Entity Central Index Key	0000815097
Entity Incorporation, State or Country Code	R1
Entity File Number	001-9610
Entity Tax Identification Number	59-1562976
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	FL
Entity Address, Postal Zip Code	33178-2428
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami
City Area Code	305
Local Phone Number	599-2600
Document Period End Date	Jun. 23, 2022
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
Carnival Public Limited Company
Document Information [Line Items]
Entity Registrant Name	Carnival plc
Entity Central Index Key	0001125259
Entity Incorporation, State or Country Code	X0
Entity File Number	001-15136
Entity Tax Identification Number	98-0357772
Entity Address, Postal Zip Code	SO15 1ST
Entity Address, Address Line One	Carnival House
Entity Address, City or Town	Southampton
Entity Address, Country	GB
Entity Address, Address Line Two	100 Harbour Parade
City Area Code	011
Local Phone Number	44 23 8065 5000
Carnival Public Limited Company | Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares each represented by American Depository Shares ($1.66 par value)
Trading Symbol	CUK
Security Exchange Name	NYSE
Carnival Public Limited Company | 1.875% Senior Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	1.875% Senior Notes due 2022
Trading Symbol	CUK22
Security Exchange Name	NYSE
Carnival Public Limited Company | 1.000% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2029
Trading Symbol	CUK29
Security Exchange Name	NYSE